REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Net sales	$ 6,006	$ 6,300
Finance and interest income	288	294
Rents and other income on operating lease	163	179
Finance, interest and other income	451	473
Total Revenues	6,457	6,773
Sales of goods
Disaggregation of Revenue [Line Items]
Net sales	5,757	6,065
Rendering of services
Disaggregation of Revenue [Line Items]
Net sales	145	109
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Net sales	$ 104	$ 126